REPURCHASE AGREEMENTS – NON-TRADING	12 Months Ended
Dec. 31, 2025
Disclosure Of Repurchase Agreements 1 [Abstract]
REVERSE REPURCHASE AGREEMENTS – NON-TRADING	16. REVERSE REPURCHASE AGREEMENTS – NON-TRADING

		Group
	2025	2024
	£m	£m
Agreements with banks	3,973	1,363
Agreements with customers	13,705	8,975
	17,678	10,338
At 31 December 2025, reverse repurchase agreements - non-trading included amounts due from Banco Santander group entities of £1m (2024: £nil).
23. REPURCHASE AGREEMENTS – NON-TRADING

	Group
	2025	2024
	£m	£m
Agreements with banks	3,557	2,336
Agreements with customers	5,472	6,281
	9,029	8,617
At 31 December 2025, repurchase agreements - non-trading included amounts due to Banco Santander group entities of £20m (2024: £9m).